Regulatory Matters and Stockholders' Equity (Narrative) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Regulatory Matters and Stockholders' Equity [Abstract]
Restricted Cash and Cash Equivalents	$ 437,000	$ 368,000
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval	$ 65,777,000